ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE
7.	ACCOUNTS RECEIVABLE

The components of accounts receivable at December 31 were as follows:

	2011	2010

Trade receivables	$115.1	$112.7
Less: allowance for doubtful accounts	(2.0)	(3.0)
	113.1	109.7
Sales taxes receivable	7.5	5.7
Pulp and Paper Green Transformation Program receivable	6.9	–
Other receivables	7.4	5.2
	$134.9	$120.6